MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
LETTER TO THE SHAREHOLDERS o DECEMBER 31, 2001

DEAR SHAREHOLDER:

During the six-month period ended December 31, 2001, poor economic conditions and acts of terrorism affected the U.S. equity markets. Announcements of company layoffs were cause for concern among consumers as well as investors even before the September 11 attacks, which further eroded consumer confidence to its lowest level in more than five years. Factory orders declined and companies continued to cut prices to increase consumer spending.

By the end of the year, equity markets had improved dramatically from their lows registered in late September. The economic picture seemed to be improving as well, with retail sales rising dramatically. Auto sales were particularly strong, driven by low interest-rate incentives. Consumer confidence numbers improved and home sales continued to increase. The optimism of the markets grew further as the campaign against terrorism progressed ahead of schedule. The Federal Reserve Board cut interest rates four times during the period under review, from 3.75 percent to 1.75 percent. We expect these cuts to further accelerate the economy into recovery in 2002.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended December 31, 2001, Morgan Stanley Value-Added Market Series/Equity Portfolio's Class B shares produced a total return of -2.99 percent, compared to -5.55 percent for the Standard & Poor's 500 Index*. For the same period, the Fund's Class A, C, and D shares posted total returns of -2.64 percent, -3.00 percent and -2.51 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.


The Fund invests in substantially all the stocks included in the S&P 500. Unlike the Index, however, the Fund equally weights all the stock positions, thereby emphasizing the stocks of small- and mid-cap companies. The Fund's investment approach results in overweightings in the cyclical and utilities sectors and underweightings in health care and technology relative to the capitalization-weighted S&P 500. Consequently, the Fund significantly outperformed its benchmark for the period under review, buoyed by the strong performance of basic materials, consumer discretionary and industrial stocks as well as small- and mid caps. The Fund's performance was also helped by its underweighting in the technology and telecommunications sectors, which continued to underperform the broader market.


LOOKING AHEAD

The markets have recently shrugged off the bad news and focused on data indicating future strength in the U.S. economy. The Federal Reserve's monetary stimulus and the perception that the markets hit

--------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
LETTER TO THE SHAREHOLDERS o DECEMBER 31, 2001 CONTINUED

bottom on September 21 have fueled major indexes above pre-attack levels. Over the next year, we expect the U.S. economy to recover from recession as a result of past tax reductions, tax rebates, current interest-rate levels and the proposed federal economic stimulus package. We believe it likely that the markets will continue to rally should signs of an economic recovery become more apparent.

We appreciate your ongoing support of Morgan Stanley Value-Added Market Series/Equity Portfolio and look forward to continuing to serve your financial needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
--------------------------               -----------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FUND PERFORMANCE o DECEMBER 31, 2001


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 CLASS A SHARES*
--------------------------------------------------------------------------------
PERIOD ENDED 12/31/01
---------------------------
1 Year                        (2.22)%(1)   (7.35)%(2)
Since Inception (7/28/97)      7.96 %(1)    6.66 %(2)


--------------------------------------------------------------------------------
                                Class B Shares**
--------------------------------------------------------------------------------
PERIOD ENDED 12/31/01
----------------------
1 Year                   (2.96)%(1)   (7.81)%(2)
5 Years                   10.73%(1)    10.46%(2)
10 Years                  12.31%(1)    12.31%(2)


                                 Class C Shares+
--------------------------------------------------------------------------------
PERIOD ENDED 12/31/01
---------------------------
1 Year                       (2.91)%(1)    (3.87)%(2)
Since Inception (7/28/97)     7.19 %(1)     7.19 %(2)


                                Class D Shares++
--------------------------------------------------------------------------------
PERIOD ENDED 12/31/01
---------------------------
1 Year                        (2.03) %(1)
Since Inception (7/28/97)       8.21 %(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 (UNAUDITED)


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                        ----------------------
                       COMMON STOCKS (97.2%)
                       Advertising/Marketing Services (0.4%)
    61,000             Interpublic Group of
                        Companies, Inc. .................   $   1,801,940
    29,000             Omnicom Group, Inc. ..............       2,591,150
                                                            -------------
                                                                4,393,090
                                                            -------------
                       Aerospace & Defense (1.7%)
    59,000             Boeing Co. .......................       2,288,020
    51,000             General Dynamics Corp. ...........       4,061,640
    66,800             Goodrich Corp. ...................       1,778,216
    79,000             Lockheed Martin Corp. ............       3,686,930
    37,000             Northrop Grumman Corp. ...........       3,729,970
    78,000             Raytheon Co. .....................       2,532,660
    59,000             Rockwell Collins, Inc. ...........       1,150,500
                                                            -------------
                                                               19,227,936
                                                            -------------
                       Agricultural Commodities/Milling (0.2%)
  140,595              Archer-Daniels-Midland Co. .......       2,017,538
                                                            -------------
                       Air Freight/Couriers (0.3%)
   68,000              FedEx Corp.* .....................       3,527,840
                                                            -------------
                       Airlines (0.6%)
   52,000              AMR Corp.* .......................       1,152,840
   51,620              Delta Air Lines, Inc. ............       1,510,401
  174,000              Southwest Airlines Co. ...........       3,215,520
  132,000              US Airways Group Inc.* ...........         836,880
                                                            -------------
                                                                6,715,641
                                                            -------------
                       Aluminum (0.6%)
   72,000              Alcan Inc. (Canada) ..............       2,586,960
  106,000              Alcoa, Inc. ......................       3,768,300
                                                            -------------
                                                                6,355,260
                                                            -------------
                       Apparel/Footwear (1.1%)
   14,000              Cintas Corp. .....................         677,460
    7,000              Jones Apparel Group, Inc.* .......         232,190
   62,000              Liz Claiborne, Inc. ..............       3,084,500
   46,000              Nike, Inc. (Class B) .............       2,587,040
  126,000              Reebok International Ltd.* .......       3,339,000
   78,400              VF Corp. .........................       3,058,384
                                                            -------------
                                                               12,978,574
                                                            -------------


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                        ----------------------
                       Apparel/Footwear Retail (0.8%)
   59,000              Gap, Inc. (The) ..................   $     822,460
  126,000              Limited, Inc. (The) ..............       1,854,720
   86,000              Nordstrom, Inc. ..................       1,739,780
  108,000              TJX Companies, Inc. (The) ........       4,304,880
                                                            -------------
                                                                8,721,840
                                                            -------------
                       Auto Parts: O.E.M. (1.0%)
   70,000              Dana Corp. .......................         971,600
  110,000              Delphi Automotive
                        Systems Corp. ...................       1,502,600
   32,000              Eaton Corp. ......................       2,381,120
   46,000              Johnson Controls, Inc. ...........       3,714,500
   41,480              TRW Inc. .........................       1,536,419
   54,000              Visteon Corp. ....................         812,160
                                                            -------------
                                                               10,918,399
                                                            -------------
                       Automotive Aftermarket (0.3%)
  111,000              Cooper Tire & Rubber Co. .........       1,771,560
   58,000              Goodyear Tire & Rubber Co.
                        (The) ...........................       1,380,980
                                                            -------------
                                                                3,152,540
                                                            -------------
                       Beverages: Alcoholic (0.8%)
   82,000              Anheuser-Busch Companies,
                        Inc. ............................       3,707,220
   47,000              Brown-Forman Corp.
                        (Class B) .......................       2,942,200
   51,000              Coors (Adolph) Co. (Class B)......       2,723,400
                                                            -------------
                                                                9,372,820
                                                            -------------
                       Beverages: Non-Alcoholic (1.0%)
   35,300              Coca-Cola Co. ....................       1,664,395
   71,000              Coca-Cola Enterprises Inc. .......       1,344,740
   36,000              Pepsi Bottling Group, Inc.
                        (The) ...........................         846,000
  147,200              PepsiCo, Inc. ....................       7,167,168
                                                            -------------
                                                               11,022,303
                                                            -------------
                       Biotechnology (0.6%)
   46,000              Amgen Inc.* ......................       2,596,240
   28,000              Biogen, Inc.* ....................       1,605,800
   24,000              Chiron Corp.* ....................       1,052,160
    3,000              Genzyme Corp. (General
                        Division)* ......................         179,580

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         ---------------------
    27,000             Immunex Corp.* ....................   $     748,170
    18,000             MedImmune, Inc.* ..................         834,300
                                                             -------------
                                                                 7,016,250
                                                             -------------
                       Broadcasting (0.2%)
    37,000             Clear Channel
                        Communications, Inc.* ............       1,883,670
    17,000             Univision Communications,
                        Inc. (Class A)* ..................         687,820
                                                             -------------
                                                                 2,571,490
                                                             -------------
                       Building Products (0.2%)
  107,000              Masco Corp. .......................       2,621,500
                                                             -------------
                       Cable/Satellite TV (0.2%)
   57,000              Comcast Corp. (Class A
                        Special)* ........................       2,052,000
                                                             -------------
                       Casino/Gaming (0.4%)
  114,150              Harrah's Entertainment, Inc.*......       4,224,691
                                                             -------------
                       Chemicals: Major Diversified (0.9%)
  120,000              Dow Chemical Co. (The) ............       4,053,600
   41,350              DuPont (E.I) de Nemours &
                        Co., Inc. ........................       1,757,789
   32,500              Eastman Chemical Co. ..............       1,268,150
  109,000              Hercules Inc.* ....................       1,090,000
   65,000              Rohm & Haas Co. ...................       2,250,950
                                                             -------------
                                                                10,420,489
                                                             -------------
                       Chemicals: Specialty (1.4%)
   72,600              Air Products & Chemicals, Inc.            3,405,666
  106,000              Engelhard Corp. ...................       2,934,080
   31,000              FMC Corp.* ........................       1,844,500
   52,000              Great Lakes Chemical Corp. ........       1,262,560
   61,500              Praxair, Inc. .....................       3,397,875
   70,000              Sigma-Aldrich Corp. ...............       2,758,700
                                                             -------------
                                                                15,603,381
                                                             -------------
                       Commercial Printing/Forms (0.4%)
   72,000              Deluxe Corp. ......................       2,993,760
   61,500              Donnelley (R.R.) & Sons Co. .......       1,825,935
                                                             -------------
                                                                 4,819,695
                                                             -------------


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         ---------------------
                       Computer Communications (0.2%)
   80,000              Avaya Inc.* .......................   $     972,000
   50,000              Cisco Systems, Inc.* ..............         905,500
                                                             -------------
                                                                 1,877,500
                                                             -------------
                       Computer Peripherals (0.3%)
   45,000              EMC Corp.* ........................         604,800
   21,000              Lexmark International, Inc. *......       1,239,000
   30,000              Network Appliance, Inc.* ..........         656,100
   20,000              QLogic Corp.* .....................         890,200
                                                             -------------
                                                                 3,390,100
                                                             -------------
                       Computer Processing Hardware (0.9%)
   39,400              Apple Computer, Inc.* .............         862,860
  108,000              Compaq Computer Corp. .............       1,054,080
   50,000              Dell Computer Corp.* ..............       1,359,000
   49,200              Gateway, Inc.* ....................         395,568
   46,000              Hewlett-Packard Co. ...............         944,840
   23,000              International Business
                        Machines Corp. ...................       2,782,080
   49,000              NCR Corp.* ........................       1,806,140
   63,777              Palm, Inc.* .......................         247,455
   68,000              Sun Microsystems, Inc.* ...........         839,120
                                                             -------------
                                                                10,291,143
                                                             -------------



                       Construction Materials (0.2%)
   49,500              Vulcan Materials Co. ..............       2,373,030
                                                             -------------
                       Consumer Sundries (0.1%)
   94,000              American Greetings Corp.
                        (Class A)* .......................       1,295,320
                                                             -------------
                       Containers/Packaging (1.2%)
   72,100              Ball Corp. ........................       5,097,470
   46,000              Bemis Company, Inc. ...............       2,262,280
  153,000              Pactiv Corp.* .....................       2,715,750
   42,000              Sealed Air Corp.* .................       1,714,440
   38,000              Temple-Inland, Inc. ...............       2,155,740
                                                             -------------
                                                                13,945,680
                                                             -------------
                       Contract Drilling (0.5%)
   30,000              Nabors Industries, Inc.* ..........       1,029,900
   39,000              Noble Drilling Corp.* .............       1,327,560

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        ---------------------
    99,000             Rowan Companies, Inc.* ...........   $   1,917,630
    35,000             Transocean Sedco Forex Inc........       1,183,700
                                                            -------------
                                                                5,458,790
                                                            -------------
                       Data Processing Services (1.1%)
    57,000             Automatic Data Processing, Inc.          3,357,300
    28,000             Concord EFS, Inc.* ...............         917,840
    59,000             First Data Corp. .................       4,628,550
    23,000             Fiserv, Inc.* ....................         973,360
    67,000             Paychex, Inc. ....................       2,347,680
                                                            -------------
                                                               12,224,730
                                                            -------------
                       Department Stores (1.3%)
    87,900             Dillard's, Inc. (Class A) ........       1,406,400
    66,000             Federated Department
                        Stores, Inc.* ...................       2,699,400
    54,000             Kohl's Corp.* ....................       3,803,760
    72,500             May Department Stores Co. ........       2,681,050
    88,000             Penney (J.C.) Co., Inc. ..........       2,367,200
    49,000             Sears, Roebuck & Co. .............       2,334,360
                                                            -------------
                                                               15,292,170
                                                            -------------
                       Discount Stores (1.2%)
  121,000              Big Lots, Inc.* ..................       1,258,400
   56,000              Costco Wholesale Corp.* ..........       2,485,280
  112,500              Dollar General Corp. .............       1,676,250
   23,000              Family Dollar Stores, Inc. .......         689,540
  226,000              Kmart Corp.* .....................       1,233,960
   78,000              Target Corp. .....................       3,201,900
   46,600              Wal-Mart Stores, Inc. ............       2,681,830
                                                            -------------
                                                               13,227,160
                                                            -------------
                       Drugstore Chains (0.4%)
   62,000              CVS Corp. ........................       1,835,200
   93,000              Walgreen Co. .....................       3,130,380
                                                            -------------
                                                                4,965,580
                                                            -------------
                       Electric Utilities (6.4%)
   60,000              AES Corp. (The)* .................         981,000
   41,000              Allegheny Energy, Inc. ...........       1,485,020
   42,000              Ameren Corp. .....................       1,776,600
   68,000              American Electric Power Co.,
                        Inc. ............................       2,960,040
   18,000              Calpine Corp.* ...................         302,220
   60,000              Cinergy Corp. ....................       2,005,800
   59,000              CMS Energy Corp. .................       1,417,770
   64,000              Consolidated Edison, Inc. ........       2,583,040


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        ---------------------
   78,000              Constellation Energy Group,
                        Inc. ............................   $   2,070,900
   57,000              Dominion Resources, Inc. .........       3,425,700
   70,000              DTE Energy Co. ...................       2,935,800
   96,000              Duke Energy Corp. ................       3,768,960
  119,000              Edison International* ............       1,796,900
   96,000              Entergy Corp. ....................       3,754,560
   58,000              Exelon Corp. .....................       2,777,040
  142,804              FirstEnergy Corp. ................       4,995,284
   54,000              FPL Group, Inc. ..................       3,045,600
   55,000              Mirant Corp.* ....................         881,100
  211,800              Niagara Mohawk Holdings
                        Inc.* ...........................       3,755,214
  106,200              PG&E Corp.* ......................       2,043,288
   63,000              Pinnacle West Capital Corp. ......       2,636,550
   74,000              PPL Corp. ........................       2,578,900
   82,000              Progress Energy, Inc. ............       3,692,460
   79,000              Public Service Enterprise
                        Group, Inc. .....................       3,333,010
   90,000              Reliant Energy, Inc. .............       2,386,800
  112,000              Southern Co. (The) ...............       2,839,200
   34,000              TECO Energy, Inc. ................         892,160
   57,000              TXU Corp. ........................       2,687,550
  120,000              Xcel Energy, Inc. ................       3,328,800
                                                            -------------
                                                               73,137,266
                                                            -------------
                       Electrical Products (0.8%)
   79,000              American Power
                        Conversion Corp.* ...............       1,142,340
   47,000              Cooper Industries, Inc. ..........       1,641,240
   43,500              Emerson Electric Co. .............       2,483,850
   44,975              Molex Inc. .......................       1,391,976
   38,000              Power-One, Inc.* .................         395,580
   83,000              Thomas & Betts Corp.* ............       1,755,450
                                                            -------------
                                                                8,810,436
                                                            -------------
                       Electronic Components (0.3%)
   47,000              Jabil Circuit, Inc.* .............       1,067,840
   52,000              Sanmina-SCI Corp.* ...............       1,034,800
   90,000              Solectron Corp.* .................       1,015,200
                                                            -------------
                                                                3,117,840
                                                            -------------
                       Electronic Equipment/Instruments (1.1%)
   36,000              Agilent Technologies, Inc.* ......       1,026,360
  108,000              JDS Uniphase Corp.* ..............         942,840
   78,000              PerkinElmer, Inc. ................       2,731,560

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          ---------------------
    60,000             Rockwell International Corp. .......   $   1,071,600
    60,000             Symbol Technologies, Inc. ..........         952,800
    96,000             Tektronix, Inc.* ...................       2,474,880
    81,000             Thermo Electron Corp.* .............       1,932,660
  115,000              Xerox Corp.* .......................       1,198,300
                                                              -------------
                                                                 12,331,000
                                                              -------------
                       Electronic Production Equipment (0.4%)
   27,000              Applied Materials, Inc.* ...........       1,082,700
   32,000              KLA-Tencor Corp.* ..................       1,585,920
   40,000              Novellus Systems, Inc.* ............       1,578,000
   31,000              Teradyne, Inc.* ....................         934,340
                                                              -------------
                                                                  5,180,960
                                                              -------------
                       Electronics/Appliance Stores (0.5%)
   31,000              Best Buy Co., Inc.* ................       2,308,880
   69,000              Circuit City Stores, Inc. -
                        Circuit City Group ................       1,790,550
   52,000              RadioShack Corp. ...................       1,565,200
                                                              -------------
                                                                  5,664,630
                                                              -------------
                       Electronics/Appliances (0.4%)
   64,000              Maytag Corp. .......................       1,985,920
   33,000              Whirlpool Corp. ....................       2,419,890
                                                              -------------
                                                                  4,405,810
                                                              -------------
                       Energy (0.5%)
   65,110              ChevronTexaco Corp. ................       5,834,507
                                                              -------------
                       Engineering & Construction (0.2%)
   56,000              Fluor Corp. ........................       2,094,400
                                                              -------------
                       Environmental Services (0.5%)
  207,000              Allied Waste Industries, Inc.*......       2,910,420
  101,000              Waste Management, Inc. .............       3,222,910
                                                              -------------
                                                                  6,133,330
                                                              -------------
                       Finance/Rental/Leasing (2.2%)
   57,000              Capital One Financial Corp. ........       3,075,150
   68,000              Countrywide Credit
                        Industries, Inc. ..................       2,785,960
   40,000              Fannie Mae .........................       3,180,000
   46,000              Freddie Mac ........................       3,008,400
   63,000              Household International, Inc. ......       3,650,220
  101,000              MBNA Corp. .........................       3,555,200
   64,000              Providian Financial Corp.* .........         227,200


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          ---------------------
   90,000              Ryder System, Inc. .................   $   1,993,500
   45,000              USA Education Inc. .................       3,780,900
                                                              -------------
                                                                 25,256,530
                                                              -------------
                       Financial Conglomerates (1.2%)
   57,000              American Express Co. ...............       2,034,330
   77,000              Citigroup, Inc. ....................       3,886,960
  116,000              Conseco, Inc.* .....................         517,360
   16,000              Hancock (John) Financial
                        Services, Inc. ....................         660,800
   90,000              J.P. Morgan Chase & Co. ............       3,271,500
   60,000              State Street Corp. .................       3,135,000
                                                              -------------
                                                                 13,505,950
                                                              -------------
                       Financial Publishing/Services (0.7%)
   58,000              Equifax, Inc. ......................       1,400,700
   53,000              McGraw-Hill Companies, Inc.
                        (The) .............................       3,231,940
   90,300              Moody's Corporation ................       3,599,358
                                                              -------------
                                                                  8,231,998
                                                              -------------
                       Food Distributors (0.6%)
  123,000              Supervalu, Inc. ....................       2,720,760
  137,000              SYSCO Corp. ........................       3,592,140
                                                              -------------
                                                                  6,312,900
                                                              -------------
                       Food Retail (0.6%)
   65,000              Albertson's, Inc. ..................       2,046,850
  114,000              Kroger Co.* ........................       2,379,180
   36,000              Safeway Inc.* ......................       1,503,000
   87,000              Winn-Dixie Stores, Inc. ............       1,239,750
                                                              -------------
                                                                  7,168,780
                                                              -------------
                       Food: Major Diversified (1.3%)
   56,000              Campbell Soup Co. ..................       1,672,720
   70,000              General Mills, Inc. ................       3,640,700
   62,000              Heinz (H.J.) Co. ...................       2,549,440
   66,000              Kellogg Co. ........................       1,986,600
  104,920              Sara Lee Corp. .....................       2,332,372
   40,000              Unilever N.V. (Netherlands) ........       2,304,400
                                                              -------------
                                                                 14,486,232
                                                              -------------
                       Food: Meat/Fish/Dairy (0.2%)
   84,860              ConAgra Foods Inc. .................       2,017,122
                                                              -------------

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          ---------------------
                       Food: Specialty/Candy (0.5%)
    42,400             Hershey Foods Corp. ................   $   2,870,480
    64,000             Wrigley (Wm.) Jr. Co. ..............       3,287,680
                                                              -------------
                                                                  6,158,160
                                                              -------------
                       Forest Products (0.3%)
  153,000              Louisiana-Pacific Corp.* ...........       1,291,320
   43,000              Weyerhaeuser Co. ...................       2,325,440
                                                              -------------
                                                                  3,616,760
                                                              -------------
                       Gas Distributors (1.1%)
   12,000              Dynegy, Inc. (Class A) .............         306,000
   37,100              KeySpan Corp. ......................       1,285,515
   13,000              Kinder Morgan, Inc. ................         723,970
   68,630              Nicor Inc. .........................       2,857,753
   54,532              NiSource Inc. ......................       1,257,508
   94,500              ONEOK, Inc. ........................       1,685,880
   60,000              Peoples Energy Corp. ...............       2,275,800
   93,000              Sempra Energy ......................       2,283,150
                                                              -------------
                                                                 12,675,576
                                                              -------------
                       Home Building (1.2%)
   86,200              Centex Corp. .......................       4,921,158
  110,830              KB HOME ............................       4,444,283
   95,000              Pulte Homes, Inc. ..................       4,243,650
                                                              -------------
                                                                 13,609,091
                                                              -------------
                       Home Furnishings (0.5%)
   84,000              Leggett & Platt, Inc. ..............       1,932,000
   75,000              Newell Rubbermaid, Inc. ............       2,067,750
   72,000              Tupperware Corp. ...................       1,386,000
                                                              -------------
                                                                  5,385,750
                                                              -------------
                       Home Improvement Chains (0.6%)
   44,000              Home Depot, Inc. (The) .............       2,244,440
   98,000              Lowe's Companies, Inc. .............       4,548,180
                                                              -------------
                                                                  6,792,620
                                                              -------------
                       Hospital/Nursing Management (1.0%)
   86,000              HCA Inc. ...........................       3,314,440
   70,800              Health Management
                        Associates, Inc. (Class A)*........       1,302,720
   82,700              Manor Care, Inc.* ..................       1,960,817
   78,000              Tenet Healthcare Corp.* ............       4,580,160
                                                              -------------
                                                                 11,158,137
                                                              -------------

      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          ---------------------
                       Hotels/Resorts/Cruiselines (0.7%)
   53,000              Carnival Corp. .....................   $   1,488,240
  170,000              Hilton Hotels Corp. ................       1,856,400
   80,720              Marriott International, Inc.
                        (Class A) .........................       3,281,268
   32,000              Starwood Hotels & Resorts
                        Worldwide, Inc. ...................         955,200
                                                              -------------
                                                                  7,581,108
                                                              -------------
                       Household/Personal Care (1.9%)
   90,000              Alberto-Culver Co. (Class B) .......       4,026,600
   67,000              Avon Products, Inc. ................       3,115,500
   58,000              Clorox Co. .........................       2,293,900
   49,000              Colgate-Palmolive Co. ..............       2,829,750
   55,000              Gillette Co. .......................       1,837,000
   66,000              International Flavors &
                        Fragrances, Inc. ..................       1,960,860
   46,500              Kimberly-Clark Corp. ...............       2,780,700
   34,000              Procter & Gamble Co. (The) .........       2,690,420
                                                              -------------
                                                                 21,534,730
                                                              -------------
                       Industrial Conglomerates (2.0%)
   54,000              General Electric Co. ...............       2,164,320
   54,000              Honeywell International, Inc. ......       1,826,280
   33,000              Ingersoll-Rand Co. .................       1,379,730
   86,000              ITT Industries, Inc. ...............       4,343,000
   27,000              Minnesota Mining &
                        Manufacturing Co. .................       3,191,670
   41,980              Textron, Inc. ......................       1,740,491
   82,000              Tyco International Ltd.
                        (Bermuda) .........................       4,829,800
   46,000              United Technologies Corp. ..........       2,972,980
                                                              -------------
                                                                 22,448,271
                                                              -------------
                       Industrial Machinery (0.7%)
   46,000              Illinois Tool Works Inc. ...........       3,115,120
  193,000              McDermott International,
                        Inc.* .............................       2,368,110
   64,000              Parker-Hannifin Corp. ..............       2,938,240
                                                              -------------
                                                                  8,421,470
                                                              -------------
                       Industrial Specialties (1.0%)
   77,000              Ecolab, Inc. .......................       3,099,250
   52,000              Millipore Corp. ....................       3,156,400
   38,000              PPG Industries, Inc. ...............       1,965,360
  107,000              Sherwin-Williams Co. ...............       2,942,500
                                                              -------------
                                                                 11,163,510
                                                              -------------

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        ---------------------
                       Information Technology Services (1.0%)
    55,000             Citrix Systems, Inc.* ............   $   1,246,300
    34,000             Computer Sciences Corp.* .........       1,665,320
    47,000             Electronic Data
                        Systems Corp. ...................       3,221,850
    87,000             PeopleSoft, Inc.* ................       3,497,400
    27,000             Sapient Corp.* ...................         208,440
  159,100              Unisys Corp.* ....................       1,995,114
                                                            -------------
                                                               11,834,424
                                                            -------------
                       Insurance Brokers/Services (0.5%)
   77,070              AON Corp. ........................       2,737,526
   28,000              Marsh & McLennan Cos., Inc........       3,008,600
                                                            -------------
                                                                5,746,126
                                                            -------------
                       Integrated Oil (1.5%)
   37,000              Amerada Hess Corp. ...............       2,312,500
   78,100              Conoco Inc. ......................       2,210,230
   72,000              Exxon Mobil Corp. ................       2,829,600
  129,000              Phillips Petroleum Co. ...........       7,773,540
   51,100              Royal Dutch Petroleum Co.
                        (ADR) (Netherlands) .............       2,504,922
                                                            -------------
                                                               17,630,792
                                                            -------------
                       Internet Software/Services (0.1%)
   36,000              Siebel Systems, Inc.* ............       1,007,280
   29,000              Yahoo! Inc.* .....................         514,460
                                                            -------------
                                                                1,521,740
                                                            -------------
                       Investment Banks/Brokers (1.1%)
   56,300              Bear Stearns Companies, Inc.
                        (The) ...........................       3,301,432
   52,000              Lehman Brothers Holdings,
                        Inc. ............................       3,473,600
   56,000              Merrill Lynch & Co., Inc. ........       2,918,720
   35,000              Morgan Stanley Dean Witter
                        & Co. ...........................       1,957,900
   72,000              Schwab (Charles) Corp. ...........       1,113,840
                                                            -------------
                                                               12,765,492
                                                            -------------
                       Investment Managers (0.5%)
   41,000              Franklin Resources, Inc. .........       1,446,070
   63,000              Price (T.) Rowe Group, Inc. ......       2,187,990
   64,000              Stilwell Financial, Inc. .........       1,742,080
                                                            -------------
                                                                5,376,140
                                                            -------------


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        ---------------------
                       Life/Health Insurance (1.3%)
   92,000              AFLAC, Inc. ......................   $   2,259,520
   64,500              Jefferson-Pilot Corp. ............       2,984,415
   66,000              Lincoln National Corp. ...........       3,205,620
   41,000              MetLife, Inc. ....................       1,298,880
   81,600              Torchmark Corp. ..................       3,209,328
   64,000              UnumProvident Corp. ..............       1,696,640
                                                            -------------
                                                               14,654,403
                                                            -------------
                       Major Banks (3.7%)
   51,000              Bank of America Corp. ............       3,210,450
   66,000              Bank of New York Co., Inc. .......       2,692,800
   61,000              Bank One Corp. ...................       2,382,050
   49,000              BB&T Corp. .......................       1,769,390
   52,890              Comerica, Inc. ...................       3,030,597
   93,000              FleetBoston Financial Corp. ......       3,394,500
  105,000              Huntington Bancshares, Inc. ......       1,804,950
   89,000              KeyCorp ..........................       2,166,260
   78,000              Mellon Financial Corp. ...........       2,934,360
   92,000              National City Corp. ..............       2,690,080
   53,000              PNC Financial Services Group,
                        Inc. ............................       2,978,600
  128,000              SouthTrust Corp. .................       3,157,760
   44,340              SunTrust Banks, Inc. .............       2,780,118
  128,000              Wachovia Corp. ...................       4,014,080
   69,000              Wells Fargo & Co. ................       2,998,050
                                                            -------------
                                                               42,004,045
                                                            -------------
                       Major Telecommunications (1.2%)
   37,000              ALLTEL Corp. .....................       2,284,010
   83,250              AT&T Corp. .......................       1,510,155
   58,000              BellSouth Corp. ..................       2,212,700
   63,000              SBC Communications, Inc. .........       2,467,710
   52,000              Sprint Corp. (FON Group) .........       1,044,160
   76,000              Verizon Communications Inc........       3,606,960
   77,000              WorldCom, Inc. - WorldCom
                        Group* ..........................       1,084,160
                                                            -------------
                                                               14,209,855
                                                            -------------
                       Managed Health Care (1.1%)
   32,000              Aetna Inc. .......................       1,055,680
   32,000              CIGNA Corp. ......................       2,964,800
  167,000              Humana, Inc.* ....................       1,968,930
   63,000              UnitedHealth Group Inc. ..........       4,458,510
   21,000              Wellpoint Health Networks, Inc.*         2,453,850
                                                            -------------
                                                               12,901,770
                                                            -------------

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           ---------------------
                       Media Conglomerates (0.5%)
    52,500             AOL Time Warner Inc.* ...............   $   1,685,250
    68,000             Disney (Walt) Co. (The) .............       1,408,960
    69,000             Viacom, Inc. (Class B)
                        (Non-Voting)* ......................       3,046,350
                                                               -------------
                                                                   6,140,560
                                                               -------------
                       Medical Distributors (0.6%)
    16,000             Amerisource Bergen Corp. ............       1,016,800
    52,000             Cardinal Health, Inc. ...............       3,362,320
    60,000             McKesson HBOC, Inc. .................       2,244,000
                                                               -------------
                                                                   6,623,120
                                                               -------------
                       Medical Specialties (2.9%)
    45,000             Applera Corp. - Applied
                        Biosystems Group ...................       1,767,150
    64,000             Bard (C.R.), Inc. ...................       4,128,000
    44,000             Bausch & Lomb, Inc. .................       1,657,040
    74,000             Baxter International, Inc. ..........       3,968,620
    71,000             Becton, Dickinson & Co. .............       2,353,650
  123,000              Biomet, Inc. ........................       3,800,700
   92,000              Boston Scientific Corp.* ............       2,219,040
   42,000              Guidant Corp.* ......................       2,091,600
   52,000              Medtronic, Inc. .....................       2,662,920
  107,000              Pall Corp. ..........................       2,574,420
   64,000              St. Jude Medical, Inc.* .............       4,969,600
    9,000              Stryker Corp. .......................         525,330
   10,400              Zimmer Holdings, Inc.* ..............         317,616
                                                               -------------
                                                                  33,035,686
                                                               -------------
                       Miscellaneous Commercial Services (0.3%)
   42,000              Convergys Corp.* ....................       1,574,580
   59,000              Sabre Holdings Corp.* ...............       2,498,650
                                                               -------------
                                                                   4,073,230
                                                               -------------
                       Miscellaneous Manufacturing (0.6%)
  116,000              Crane Co. ...........................       2,974,240
   32,000              Danaher Corp. .......................       1,929,920
   58,000              Dover Corp. .........................       2,150,060
                                                               -------------
                                                                   7,054,220
                                                               -------------
                       Motor Vehicles (0.5%)
   96,149              Ford Motor Co. ......................       1,511,462
   37,000              General Motors Corp. ................       1,798,200
   40,000              Harley-Davidson, Inc. ...............       2,172,400
                                                               -------------
                                                                   5,482,062
                                                               -------------


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           ---------------------
                       Multi-Line Insurance (1.4%)
   87,636              American International
                        Group, Inc. ........................   $   6,958,298
   50,000              Hartford Financial Services
                        Group, Inc. (The) ..................       3,141,500
   58,000              Loews Corp. .........................       3,212,040
   73,000              Safeco Corp. ........................       2,273,950
                                                               -------------
                                                                  15,585,788
                                                               -------------
                       Office Equipment/Supplies (0.4%)
   44,000              Avery Dennison Corp. ................       2,487,320
   52,000              Pitney Bowes, Inc. ..................       1,955,720
                                                               -------------
                                                                   4,443,040
                                                               -------------
                       Oil & Gas Pipelines (0.4%)
   75,000              El Paso Corp. .......................       3,345,750
   65,000              Williams Companies, Inc.
                        (The) ..............................       1,658,800
                                                               -------------
                                                                   5,004,550
                                                               -------------
                       Oil & Gas Production (1.7%)
   56,000              Anardarko Petroleum Corp. ...........       3,183,600
   63,800              Apache Corp. ........................       3,182,344
   64,500              Burlington Resources, Inc. ..........       2,421,330
   39,700              Devon Energy Corp. ..................       1,534,405
   21,000              EOG Resources, Inc. .................         821,310
   48,000              Kerr-McGee Corp. ....................       2,630,400
   95,000              Occidental Petroleum Corp. ..........       2,520,350
   71,000              Unocal Corp. ........................       2,560,970
                                                               -------------
                                                                  18,854,709
                                                               -------------
                       Oil Refining/Marketing (0.7%)
   46,400              Ashland, Inc. .......................       2,138,112
   85,750              Marathon Oil Corp. ..................       2,572,500
   72,000              Sunoco, Inc. ........................       2,688,480
                                                               -------------
                                                                   7,399,092
                                                               -------------
                       Oilfield Services/Equipment (0.5%)
   92,000              Baker Hughes Inc. ...................       3,355,240
   69,500              Halliburton Co. .....................         910,450
   36,000              Schlumberger Ltd. ...................       1,978,200
                                                               -------------
                                                                   6,243,890
                                                               -------------
                       Other Consumer Services (0.6%)
  100,000              Block (H.&R.), Inc. .................       4,470,000
   94,000              Cendant Corp.* ......................       1,843,340
                                                               -------------
                                                                   6,313,340
                                                               -------------

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED


      NUMBER OF
       SHARES                                                           VALUE
--------------------                                            ---------------------
                       Other Consumer Specialties (0.2%)
    58,000             Fortune Brands, Inc. .................   $   2,296,220
                                                                -------------
                       Other Metals/Minerals (0.3%)
    99,500             Inco Ltd. (Canada)* ..................       1,685,530
    44,000             Phelps Dodge Corp.* ..................       1,425,600
                                                                -------------
                                                                    3,111,130
                                                                -------------
                       Packaged Software (1.5%)
    50,000             Adobe Systems, Inc. ..................       1,552,500
    69,200             Autodesk, Inc. .......................       2,579,084
    77,000             BMC Software, Inc.* ..................       1,260,490
    70,000             Computer Associates
                        International, Inc. .................       2,414,300
  141,000              Compuware Corp.* .....................       1,662,390
   16,000              Intuit Inc.* .........................         684,160
   26,000              Mercury Interactive Corp.* ...........         883,480
   27,000              Microsoft Corp.* .....................       1,789,290
   73,000              Novell, Inc.* ........................         335,070
   75,000              Oracle Corp.* ........................       1,035,750
  141,000              Parametric Technology
                        Corp.* ..............................       1,101,210
   38,754              VERITAS Software Corp.* ..............       1,736,954
                                                                -------------
                                                                   17,034,678
                                                                -------------
                       Personnel Services (0.1%)
   24,000              Robert Half International,
                        Inc.* ...............................         640,800
   20,000              TMP Worldwide, Inc.* .................         858,000
                                                                -------------
                                                                    1,498,800
                                                                -------------
                       Pharmaceuticals: Generic Drugs (0.2%)
   59,000              Watson Pharmaceuticals,
                        Inc.* ...............................       1,852,010
                                                                -------------
                       Pharmaceuticals: Major (2.5%)
   69,000              Abbott Laboratories ..................       3,846,750
   54,000              American Home Products
                        Corp. ...............................       3,313,440
   44,000              Bristol-Myers Squibb Co. .............       2,244,000
  100,000              Johnson & Johnson ....................       5,910,000
   32,000              Lilly (Eli) & Co. ....................       2,513,280
   43,000              Merck & Co., Inc. ....................       2,528,400
   88,000              Pfizer, Inc. .........................       3,506,800
   69,000              Pharmacia Corp. ......................       2,942,850
   60,000              Schering-Plough Corp. ................       2,148,600
                                                                -------------
                                                                   28,954,120
                                                                -------------


      NUMBER OF
       SHARES                                                           VALUE
--------------------                                            ---------------------
                       Pharmaceuticals: Other (0.4%)
   43,000              Allergan, Inc. .......................   $   3,227,150
    8,000              Forest Laboratories, Inc.* ...........         655,600
   24,000              King Pharmaceuticals, Inc.* ..........       1,011,120
                                                                -------------
                                                                    4,893,870
                                                                -------------
                       Precious Metals (0.9%)
  250,520              Barrick Gold Corp. (Canada) ..........       3,995,794
  165,000              Freeport-McMoRan Copper &
                        Gold, Inc. (Class B)* ...............       2,209,350
   96,000              Newmont Mining Corp. .................       1,834,560
  178,000              Placer Dome Inc. (Canada) ............       1,941,980
                                                                -------------
                                                                    9,981,684
                                                                -------------
                       Property - Casualty Insurers (1.2%)
   81,000              Allstate Corp. (The) .................       2,729,700
   43,000              Chubb Corp. (The) ....................       2,967,000
   45,000              Cincinnati Financial Corp. ...........       1,716,750
   19,000              Progressive Corp. (The) ..............       2,836,700
   74,000              St. Paul Companies, Inc. .............       3,253,780
                                                                -------------
                                                                   13,503,930
                                                                -------------



                       Publishing: Books/Magazines (0.2%)
   78,600              Meredith Corp. .......................       2,802,090
                                                                -------------
                       Publishing: Newspapers (1.2%)
   41,000              Dow Jones & Co., Inc. ................       2,243,930
   41,000              Gannett Co., Inc. ....................       2,756,430
   50,460              Knight-Ridder, Inc. ..................       3,276,368
   66,000              New York Times Co. (The)
                        (Class A) ...........................       2,854,500
   61,000              Tribune Co. ..........................       2,283,230
                                                                -------------
                                                                   13,414,458
                                                                -------------
                       Pulp & Paper (1.3%)
   52,000              Boise Cascade Corp. ..................       1,768,520
   83,680              Georgia-Pacific Group ................       2,310,405
   79,779              International Paper Co. ..............       3,219,083
   67,000              Mead Corp. ...........................       2,069,630
   66,000              Westvaco Corp. .......................       1,877,700
   63,000              Willamette Industries, Inc. ..........       3,283,560
                                                                -------------
                                                                   14,528,898
                                                                -------------
                       Railroads (0.7%)
   68,500              Burlington Northern Santa
                        Fe Corp. ............................       1,954,305
   52,000              CSX Corp. ............................       1,822,600

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          ---------------------
   99,000              Norfolk Southern Corp. .............   $   1,814,670
   44,900              Union Pacific Corp. ................       2,559,300
                                                              -------------
                                                                  8,150,875
                                                              -------------
                       Real Estate Investment Trusts (0.2%)
   30,000              Equity Office Properties Trust......         902,400
   42,000              Equity Residential Properties
                        Trust .............................       1,205,820
                                                              -------------
                                                                  2,108,220
                                                              -------------
                       Recreational Products (0.7%)
   79,000              Brunswick Corp. ....................       1,719,040
   31,000              Eastman Kodak Co. ..................         912,330
  129,000              Hasbro, Inc. .......................       2,093,670
    8,000              International Game
                        Technology* .......................         546,400
  134,400              Mattel, Inc. .......................       2,311,680
                                                              -------------
                                                                  7,583,120
                                                              -------------
                       Regional Banks (1.6%)
   79,000              AmSouth Bancorporation .............       1,493,100
   67,000              Fifth Third Bancorp ................       4,125,860
   42,000              Northern Trust Corp. ...............       2,529,240
   63,000              Regions Financial Corp. ............       1,892,520
   92,000              Synovus Financial Corp. ............       2,304,600
  140,000              U.S. Bancorp .......................       2,930,200
   46,000              Union Planters Corp. ...............       2,075,980
   16,000              Zions Bancorporation ...............         841,280
                                                              -------------
                                                                 18,192,780
                                                              -------------
                       Restaurants (1.2%)
  140,000              Darden Restaurants, Inc. ...........       4,956,000
   77,000              McDonald's Corp. ...................       2,038,190
   49,000              Starbucks Corp.* ...................         933,450
   62,000              Tricon Global Restaurants,
                        Inc.* .............................       3,050,400
   95,000              Wendy's International, Inc. ........       2,771,150
                                                              -------------
                                                                 13,749,190
                                                              -------------
                       Savings Banks (0.7%)
   37,800              Charter One Financial, Inc. ........       1,026,270
   61,500              Golden West Financial Corp. ........       3,619,275
  113,000              Washington Mutual, Inc. ............       3,695,100
                                                              -------------
                                                                  8,340,645
                                                              -------------


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          ---------------------
                       Semiconductors (1.4%)
   86,000              Advanced Micro Devices,
                        Inc.* .............................   $   1,363,960
   43,000              Altera Corp.* ......................         912,460
   33,000              Analog Devices, Inc.* ..............       1,464,870
   40,000              Applied Micro Circuits Corp.*.......         452,800
   15,000              Broadcom Corp. (Class A)* ..........         614,700
   41,000              Conexant Systems, Inc.* ............         588,760
   40,000              Intel Corp. ........................       1,258,000
   20,000              Linear Technology Corp. ............         780,800
   55,000              LSI Logic Corp.* ...................         867,900
   19,400              Maxim Integrated Products,
                        Inc.* .............................       1,018,694
   40,000              Micron Technology, Inc.* ...........       1,240,000
   49,000              National Semiconductor
                        Corp.* ............................       1,508,710
   34,000              PMC - Sierra, Inc.* ................         722,840
   32,000              Texas Instruments, Inc. ............         896,000
   65,000              Vitesse Semiconductor
                        Corp.* ............................         809,900
   38,000              Xilinx, Inc.* ......................       1,483,900
                                                              -------------
                                                                 15,984,294
                                                              -------------
                       Services to the Health Industry (0.6%)
  187,000              Healthsouth Corp.* .................       2,771,340
  107,000              IMS Health Inc. ....................       2,087,570
  117,000              Quintiles Transnational
                        Corp.* ............................       1,881,360
                                                              -------------
                                                                  6,740,270
                                                              -------------
                       Specialty Insurance (0.7%)
   18,000              Ambac Financial Group, Inc. ........       1,041,480
   70,500              MBIA, Inc. .........................       3,780,915
   45,200              MGIC Investment Corp. ..............       2,789,744
                                                              -------------
                                                                  7,612,139
                                                              -------------
                       Specialty Stores (1.5%)
   75,000              AutoZone, Inc.* ....................       5,385,000
  119,000              Bed Bath & Beyond Inc.* ............       4,034,100
  180,000              Office Depot, Inc.* ................       3,337,200
  105,000              Staples, Inc.* .....................       1,963,500
   18,000              Tiffany & Co. ......................         566,460
   95,000              Toys 'R' Us, Inc.* .................       1,970,300
                                                              -------------
                                                                 17,256,560
                                                              -------------

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         ---------------------
                       Specialty Telecommunications (0.3%)
   45,000              CenturyTel, Inc. ..................   $   1,476,000
   50,000              Citizens Communications
                        Co.* .............................         533,000
   65,714              Qwest Communications
                        International, Inc. ..............         928,539
                                                             -------------
                                                                 2,937,539
                                                             -------------
                       Steel (0.7%)
   84,000              Allegheny Technologies Inc. .......       1,407,000
   42,000              Nucor Corp. .......................       2,224,320
   89,000              USX-U.S. Steel Group Inc. .........       1,611,790
  174,000              Worthington Industries, Inc. ......       2,470,800
                                                             -------------
                                                                 7,713,910
                                                             -------------
                       Telecommunication Equipment (0.9%)
  109,000              ADC Telecommunications,
                        Inc.* ............................         501,400
  100,000              Andrew Corp.* .....................       2,189,000
   30,000              CIENA Corp.* ......................         429,300
   42,000              Comverse Technology, Inc.* ........         939,540
   89,000              Corning Inc.* .....................         793,880
   72,000              Lucent Technologies Inc.* .........         452,880
   48,000              Motorola, Inc. ....................         720,960
   55,000              Nortel Networks Corp.
                        (Canada)* ........................         412,500
   22,000              QUALCOMM Inc.* ....................       1,111,000
   55,000              Scientific-Atlanta, Inc. ..........       1,316,700
   74,000              Tellabs, Inc.* ....................       1,112,220
                                                             -------------
                                                                 9,979,380
                                                             -------------
                       Tobacco (0.6%)
   84,420              Philip Morris Companies, Inc.......       3,870,657
   83,000              UST, Inc. .........................       2,905,000
                                                             -------------
                                                                 6,775,657
                                                             -------------
                       Tools/Hardware (0.6%)
   47,000              Black & Decker Corp. ..............       1,773,310
   61,000              Snap-On, Inc. .....................       2,053,260
   72,000              Stanley Works (The) ...............       3,353,040
                                                             -------------
                                                                 7,179,610
                                                             -------------
                       Trucks/Construction/Farm Machinery (1.2%)
   54,500              Caterpillar, Inc. .................       2,847,625
   47,000              Cummins Inc. ......................       1,811,380
   49,460              Deere & Co. .......................       2,159,424


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         ---------------------
   71,000              Navistar International Corp.*......   $   2,804,500
   58,000              PACCAR, Inc. ......................       3,805,960
                                                             -------------
                                                                13,428,889
                                                             -------------
                       Wholesale Distributors (0.4%)
   60,710              Genuine Parts Co. .................       2,228,057
   49,000              Grainger (W.W.), Inc. .............       2,352,000
                                                             -------------
                                                                 4,580,057
                                                             -------------
                       Wireless Communications (0.2%)
   53,000              AT&T Wireless Services Inc.*.......         761,610
   81,000              Nextel Communications, Inc.
                        (Class A)* .......................         887,760
   44,000              Sprint Corp. (PCS Group)* .........       1,074,040
                                                             -------------
                                                                 2,723,410
                                                             -------------
                       TOTAL COMMON STOCKS
                       (Cost $610,742,809)................   1,106,115,861
                                                             -------------



  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
               SHORT-TERM INVESTMENT (3.2%)
               REPURCHASE AGREEMENT
$  36,185      Joint repurchase agreement
                account 1.734% due
                01/02/02 (dated
                12/31/01; proceeds
                $36,188,487) (a)
                (Cost $36,185,000)..........        36,185,000
                                                 -------------
TOTAL INVESTMENTS
(Cost $646,927,809) (b).........   100.4 %       1,142,300,861
LIABILITIES IN EXCESS OF OTHER
ASSETS .........................   (0.4)            (4,088,343)
                                   ----          -------------
NET ASSETS .....................   100.0 %      $1,138,212,518
                                   =====        ==============

---------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $536,821,742 and the aggregate gross unrealized depreciation is $41,448,690, resulting in net unrealized appreciation of $495,373,052.


                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (unaudited)


ASSETS:
Investments in securities, at value
 (cost $646,927,809)..............................................    $1,142,300,861
Receivable for:
  Investments sold ...............................................         1,280,664
  Shares of beneficial interest sold .............................         3,078,308
  Dividends ......................................................         1,353,487
Prepaid expenses and other assets ................................           126,920
                                                                      --------------
  TOTAL ASSETS ...................................................     1,148,140,240
                                                                      --------------
LIABILITIES:
Payable for:
  Investments purchased ..........................................         7,333,095
  Shares of beneficial interest repurchased ......................         1,067,487
  Distribution fee ...............................................           895,426
  Investment management fee ......................................           445,090
Accrued expenses and other payables ..............................           186,624
                                                                      --------------
  TOTAL LIABILITIES ..............................................         9,927,722
                                                                      --------------
  NET ASSETS .....................................................    $1,138,212,518
                                                                      ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................    $  638,071,472
Net unrealized appreciation ......................................       495,373,052
Accumulated net investment loss ..................................          (210,630)
Accumulated undistributed net realized gain ......................         4,978,624
                                                                      --------------
  NET ASSETS .....................................................    $1,138,212,518
                                                                      ==============
CLASS A SHARES:
Net Assets .......................................................       $16,448,117
Shares Outstanding (unlimited authorized, $.01 par value).........           533,640
  NET ASSET VALUE PER SHARE ......................................            $30.82
                                                                              ======
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) ................            $32.53
                                                                              ======
CLASS B SHARES:
Net Assets .......................................................    $1,052,250,921
Shares Outstanding (unlimited authorized, $.01 par value).........        34,066,498
  NET ASSET VALUE PER SHARE ......................................            $30.89
                                                                              ======
CLASS C SHARES:
Net Assets .......................................................        $6,453,348
Shares Outstanding (unlimited authorized, $.01 par value).........           538,520
  NET ASSET VALUE PER SHARE ......................................            $30.55
                                                                              ======
CLASS D SHARES:
Net Assets .......................................................       $53,060,132
Shares Outstanding (unlimited authorized, $.01 par value).........         1,720,848
  NET ASSET VALUE PER SHARE ......................................            $30.83
                                                                              ======



                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the six months ended December 31, 2001 (unaudited)



NET INVESTMENT INCOME:
INCOME
Dividends (net of $13,653 foreign withholding tax).........    $   8,752,401
Interest ..................................................          171,680
                                                               -------------
  TOTAL INCOME ............................................        8,924,081
                                                               -------------
EXPENSES
Distribution fee (Class A shares) .........................           22,030
Distribution fee (Class B shares) .........................        5,145,761
Distribution fee (Class C shares) .........................           63,202
Investment management fee .................................        2,570,311
Transfer agent fees and expenses ..........................          431,623
Shareholder reports and notices ...........................           43,290
Registration fees .........................................           41,715
Professional fees .........................................           33,753
Custodian fees ............................................           32,441
Trustees' fees and expenses ...............................           20,590
Other .....................................................           87,628
                                                               -------------
  TOTAL EXPENSES ..........................................        8,492,344
                                                               -------------
  NET INVESTMENT INCOME ...................................          431,737
                                                               -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .........................................        5,422,557
Net change in unrealized appreciation .....................      (39,367,822)
                                                               -------------
  NET LOSS ................................................      (33,945,265)
                                                               -------------
NET DECREASE ..............................................    $ (33,513,528)
                                                               =============



                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS


                                                                                               FOR THE SIX        FOR THE YEAR
                                                                                               MONTHS ENDED          ENDED
                                                                                            DECEMBER 31, 2001    JUNE 30, 2001
                                                                                           ------------------- -----------------
                                                                                                (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ....................................................................  $      431,737      $    1,425,226
Net realized gain ........................................................................       5,422,557           1,867,053
Net change in unrealized appreciation (depreciation) .....................................     (39,367,822)        124,920,895
                                                                                            --------------      --------------
  NET INCREASE (DECREASE) ................................................................     (33,513,528)        128,213,174
                                                                                            --------------      --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares .........................................................................        (187,061)           (139,886)
  Class B shares .........................................................................        (917,044)         (3,841,736)
  Class C shares .........................................................................        (108,959)            (28,679)
  Class D shares .........................................................................        (787,719)           (384,057)
Net realized gain
  Class A shares .........................................................................         (18,215)         (3,306,522)
  Class B shares .........................................................................      (1,200,471)       (186,083,008)
  Class C shares .........................................................................         (18,111)         (1,382,717)
  Class D shares .........................................................................         (56,006)         (7,658,783)
                                                                                            --------------      --------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ......................................................      (3,293,586)       (202,825,388)
                                                                                            --------------      --------------
Net increase from transactions in shares of beneficial interest ..........................      37,030,737          36,800,277
                                                                                            --------------      --------------
  NET INCREASE (DECREASE) ................................................................         223,623         (37,811,937)

NET ASSETS:
Beginning of period ......................................................................   1,137,988,895       1,175,800,832
                                                                                            --------------      --------------
END OF PERIOD
(Including an accumulated net investment loss of $210,630 and accumulated undistributed
investment income of $1,358,416, respectively)............................................  $1,138,212,518      $1,137,988,895
                                                                                            ==============      ==============

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Value-Added Market Series - Equity Portfolio (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED

not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $59,660,000 at December 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended December 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended December 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $368,000 and $2,000, respectively and received approximately $41,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001 (UNAUDITED), CONTINUED


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE SIX                      FOR THE YEAR
                                                        MONTHS ENDED                        ENDED
                                                     DECEMBER 31, 2001                  JUNE 30, 2001
                                              -------------------------------- --------------------------------
                                                        (unaudited)
                                                   SHARES          AMOUNT            SHARES          AMOUNT
                                              --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ........................................       310,706    $    9,752,239         946,320    $   29,458,271
Reinvestment of dividends and distributions .         6,428           192,060         107,463         3,219,595
Redeemed ....................................      (427,348)      (12,939,998)       (941,182)      (29,208,345)
                                                   --------    --------------        --------    --------------
Net increase (decrease) - Class A ...........      (110,214)       (2,995,699)        112,601         3,469,521
                                                   --------    --------------        --------    --------------
CLASS B SHARES
Sold ........................................     3,155,081        94,430,146       4,185,457       136,964,561
Reinvestment of dividends and distributions .        61,073         1,829,154       5,561,204       166,446,820
Redeemed ....................................    (3,380,509)     (100,579,566)     (7,245,307)     (243,350,551)
                                                 ----------    --------------      ----------    --------------
Net increase (decrease) - Class B ...........      (164,355)       (4,320,266)      2,501,354        60,060,830
                                                 ----------    --------------      ----------    --------------
CLASS C SHARES
Sold ........................................       246,751         7,285,002         133,505         4,236,062
Reinvestment of dividends and distributions .         3,982           117,997          45,511         1,354,857
Redeemed ....................................       (60,565)       (1,814,061)        (70,302)       (2,356,881)
                                                 ----------    --------------      ----------    --------------
Net increase - Class C ......................       190,168         5,588,938         108,714         3,234,038
                                                 ----------    --------------      ----------    --------------
CLASS D SHARES
Sold ........................................     1,400,080        42,263,079         616,819        20,165,916
Reinvestment of dividends and distributions .        23,149           691,696         266,600         8,008,667
Redeemed ....................................      (139,754)       (4,197,011)     (1,770,477)      (58,138,695)
                                                 ----------    --------------      ----------    --------------
Net increase (decrease) - Class D ...........     1,283,475        38,757,764        (887,058)      (29,964,112)
                                                 ----------    --------------      ----------    --------------
Net increase in Fund ........................     1,199,074    $   37,030,737       1,835,611    $   36,800,277
                                                  =========    ==============       =========    ==============


5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 2001 aggregated $32,720,501 and $25,810,162, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 2001 included in Trustees fees and expenses in the Statement of Operations amounted to $4,523. At December 31, 2001, the Fund had an accrued pension liability of $73,180 which is included in accrued expenses in the statement of Assets and Liabilities.

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

As of June 30, 2001, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                                                                    FOR THE PERIOD
                                                          FOR THE SIX            FOR THE YEAR ENDED JUNE 30,         JULY 28, 1997*
                                                         MONTHS ENDED     ----------------------------------------      THROUGH
                                                       DECEMBER 31, 2001     2001          2000         1999         JUNE 30, 1998
                                                       -----------------  ------------- ------------ -------------  ---------------
                                                          (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............       $32.08           $34.80        $40.58        $38.63           $34.79
                                                           ------           ------        ------        ------           ------
Income (loss) from investment operations:
 Net investment income . ...........................         0.12             0.27          0.34          0.35             0.30
 Net realized and unrealized gain (loss) ...........        (0.98)            3.57         (1.76)         4.55             5.07
                                                           ------           ------        ------        ------           ------
Total income (loss) from investment operations .....        (0.86)            3.84         (1.42)         4.90             5.37
                                                           ------           ------        ------        ------           ------
Less dividends and distributions from:
 Net investment income .............................        (0.36)           (0.27)        (0.31)        (0.34)           (0.23)
 Net realized gain .................................        (0.04)           (6.29)        (4.05)        (2.61)           (1.30)
                                                           ------           ------        ------        ------           ------
Total dividends and distributions ..................        (0.40)           (6.56)        (4.36)        (2.95)          (1.53)
                                                           ------           ------        ------        ------           ------
Net asset value, end of period .....................       $30.82           $32.08        $34.80        $40.58           $38.63
                                                           ======           ======        ======        ======           ======
TOTAL RETURN+ .....................................         (2.64)%(1)       12.37%        (3.11)%       14.17%           16.01%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................         0.85%(2)(3)      0.84%(3)      0.83%(3)      0.80%(3)         0.83%(2)
Net investment income ..............................         0.79%(2)(3)      0.83%(3)      0.93%(3)      0.87%(3)         0.87%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............      $16,448          $20,652       $18,489       $25,187          $18,422
Portfolio turnover rate ............................            2%(1)            5%           11%           13%              18%



------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS CONTINUED




                                        FOR THE SIX                           FOR THE YEAR ENDED JUNE 30,
                                        MONTHS ENDED      --------------------------------------------------------------------
                                    DECEMBER 31, 2001++      2001++        2000++         1999++       1998*++          1997
                                    -------------------   ----------     ---------      ----------   ----------      ---------
                                        (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning
 of period ........................      $31.91            $ 34.76         $40.50        $38.54         $32.96         $27.09
                                         ------             ------          ------       ------        -------         ------
Income (loss) from investment
 operations:
 Net investment income ............        0.01               0.03           0.10          0.11           0.13           0.17
 Net realized and unrealized
  gain (loss) .....................       (0.96)              3.54          (1.74)         4.57           6.89           6.41
                                         ------             ------          ------       ------        -------         ------
Total income (loss) from
 investment operations ............       (0.95)              3.57          (1.64)         4.68           7.02           6.58
                                         ------             ------          ------       ------        -------         ------
Less dividends and
 distributions from:
 Net investment income. ...........       (0.03)             (0.13)         (0.05)        (0.11)         (0.14)         (0.18)
 Net realized gain. ...............       (0.04)             (6.29)         (4.05)        (2.61)         (1.30)         (0.53)
                                         ------             ------          ------       ------        -------         ------
Total dividends and distributions..       (0.07)             (6.42)         (4.10)        (2.72)         (1.44)         (0.71)
                                         ------             ------          ------       ------        -------         ------
Net asset value, end of period ....      $30.89             $31.91          $34.76       $40.50        $ 38.54         $32.96
                                         ======             ======          ======       ======        =======         ======
TOTAL RETURN+  ....................       (2.99)%(1)         11.50%          (3.73)%      13.47%         21.84%         24.71%

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................        1.60%(2)(3)        1.59%(3)        1.48%(3)     1.42%(3)       1.36%          1.45%
Net investment income .............        0.04%(2)(3)        0.08%(3)        0.28%(3)     0.25%(3)       0.35%          0.62%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands .....................  $1,052,251         $1,092,195      $1,102,819   $1,497,116     $1,628,435     $1,369,737
Portfolio turnover rate. ..........           2%(1)              5%             11%          13%            18%            11%


------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares then held by certain employee benefit plans, have been designated as Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value-Added Market Series - Equity Portfolio
Financial Highlights continued


                                                                                      FOR THE YEAR ENDED JUNE 30,
                                                             FOR THE SIX    ------------------------------------------------
                                                            MONTHS ENDED
                                                          DECEMBER 31, 2001       2001            2000            1999
                                                         ------------------ ---------------- -------------- ----------------
                                                         (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ................... $    31.76            $   34.61      $ 40.33          $   38.46
                                                         ----------            ---------      -------          ---------
Income (loss) from investment operations:
 Net investment income .................................       0.01                 0.04        0.09                0.04
 Net realized and unrealized gain (loss) ...............      (0.97)                3.53       (1.73)               4.56
                                                         ----------            ---------      -------          ---------
Total income (loss) from investment operations .........      (0.96)                3.57       (1.64)               4.60
                                                         ----------            ---------      -------          ---------
Less dividends and distributions from:
 Net investment income .................................      (0.21)               (0.13)      (0.03)              (0.12)
 Net realized gain .....................................      (0.04)               (6.29)      (4.05)              (2.61)
                                                         ----------            ---------      -------          ---------
Total dividends and distributions ......................      (0.25)               (6.42)      (4.08)              (2.73)
                                                         ----------            ---------      -------          ---------
Net asset value, end of period ......................... $    30.55            $   31.76      $ 34.61          $   40.33
                                                         ==========            =========      =======          =========
TOTAL RETURN+ ..........................................      (3.00)%(1)           11.57%       (3.76)%            13.31%
RATIOS TO AVERATE NET ASSETS:
Expenses ...............................................       1.60 %(2)(3)         1.54%(3)     1.50 %(3)          1.57%(3)
Net investment income ..................................       0.04 %(2)(3)         0.13%(3)     0.26 %(3)          0.10%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $16,453             $ 11,063       $8,294           $ 10,748
Portfolio turnover rate ................................          2 %(1)               5%          11 %               13%



                                                          FOR THE PERIOD
                                                          JULY 28, 1997*
                                                             THROUGH
                                                          JUNE 30, 1998
                                                         ---------------
CLASS C SHARES+
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................   $   34.79
                                                           ---------
Income (loss) from investment operations:
 Net investment income .................................        0.04
 Net realized and unrealized gain (loss) ...............        5.07
                                                           ---------
Total income (loss) from investment operations .........        5.11
                                                           ---------
Less dividends and distributions from:
 Net investment income .................................       (0.14)
 Net realized gain .....................................       (1.30)
                                                           ---------
Total dividends and distributions ......................       (1.44)
                                                           ---------
Net asset value, end of period .........................   $   38.46
                                                           =========
TOTAL RETURN+ ..........................................       15.22%(1)
RATIOS TO AVERATE NET ASSETS:
Expenses ...............................................        1.58%(2)
Net investment income ..................................        0.12%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $ 8,977
Portfolio turnover rate ................................          18%

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                   FOR THE YEAR ENDED JUNE 30
                                                          FOR THE SIX     ---------------------------------------------
                                                         MONTHS ENDED
                                                       DECEMBER 31, 2001        2001            2000           1999
                                                     -------------------- ---------------- -------------- -------------
                                                             (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............   $      32.19        $   34.88        $   40.65       $ 38.69
                                                       ------------        ---------        ---------       -------
Income (loss) from investment operations:
 Net investment income .............................           0.16             0.38             0.42          0.47
 Net realized and unrealized gain (loss) ...........          (0.98)            3.54            (1.76)         4.52
                                                       ------------        ---------        ---------       -------
Total income (loss) from investment operations .....          (0.82)            3.92            (1.34)         4.99
                                                       ------------        ---------        ---------       -------
Less dividends and distributions from:
 Net investment income .............................          (0.50)           (0.32)           (0.38)        (0.42)
 Net realized gain .................................          (0.04)           (6.29)           (4.05)        (2.61)
                                                       ------------        ---------        ---------      --------
Total dividends and distributions ..................          (0.54)           (6.61)           (4.43)        (3.03)
                                                       ------------        ---------        ---------      --------
Net asset value, end of period .....................   $      30.83        $   32.19        $   34.88       $ 40.65
                                                       ============        =========        =========       =======
TOTAL RETURN+ ......................................          (2.51)%(1)       12.59%           (2.89)%       14.43%
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................           0.60 %(2)(3)     0.60%(3)         0.59 %(3)     0.59%(3)
Net investment income ..............................           1.04 %(2)(3)     1.07%(3)         1.17 %(3)     1.08%(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............        $53,060         $ 14,078          $46,199       $56,541
Portfolio turnover rate ............................              2 %(1)           5%              11%           13%



                                                      FOR THE PERIOD
                                                      JULY 28, 1997*
                                                         THROUGH
                                                      JUNE 30, 1998
                                                     ---------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............  $   34.79
                                                      ---------
Income (loss) from investment operations:
 Net investment income .............................       0.40
 Net realized and unrealized gain (loss) ...........       5.06
                                                      ---------
Total income (loss) from investment operations .....       5.46
                                                      ---------
Less dividends and distributions from:
 Net investment income .............................      (0.26)
 Net realized gain .................................      (1.30)
                                                      ---------
Total dividends and distributions ..................      (1.56)
                                                      ---------
Net asset value, end of period .....................  $   38.69
                                                      =========
TOTAL RETURN+ ......................................      16.27 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................       0.58 %(2)
Net investment income ..............................       1.17 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............    $44,290
Portfolio turnover rate ............................         18 %

------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd, Jr.
Vice President

Alice S. Weiss
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

[LOGO OMITTED]

MORGAN STANLEY
VALUE-ADDED
MARKET SERIES

EQUITY PORTFOLIO




[GRAPHIC OMITTED]


SEMIANNUAL REPORT
December 31, 2001